CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash flows from (used in) operating activities
Net loss for the year	$ (795,040)	$ (2,051,990)	$ (939,124)
Items not affecting cash
Fair value (gain) loss on marketable securities	(76,985)	84,485	0
Flow-through share premium recovery	(4,221)	(28,828)	(349,676)
Loss on sale / transfer of marketable securities	30,052	416	0
Other income	(27,000)	0	0
Proceeds received in excess of exploration and evaluation asset costs	(133,008)	(341,966)	0
Share-based payments	0	365,300	202,304
Write-down of exploration and evaluation assets	338,943	1,038,046	8,469
Write-down of VAT receivables	42,706	0	0
Changes in non-cash working capital items
Receivables	65,875	17,502	(30,622)
Due from alliance partner	0	126,047	(126,047)
VAT Receivables	(198)	(753)	(1,102)
Prepaid expenses	72,156	(60,669)	53,109
Accounts payable and accrued liabilities	147,863	11,604	(48,373)
Due to related parties	203,085	170,843	(24,606)
Funds held for optionee	(234,081)	234,081	(83,070)
Net cash (used in) operating activities	(369,853)	(435,882)	(1,338,738)
Cash flows from (used in) investing activities
Proceeds from sale of marketable securities	216,232	0	0
Deposits	12,224	(61,584)	(27,563)
Exploration and evaluation assets, net of recoveries	(452,748)	12,341	(3,298,056)
Net cash (used in) investing activities	(224,292)	(49,243)	(3,325,619)
Cash flows from financing activities
Share subscription	85,000	0	0
Proceeds from issuance of common shares	0	750,000	4,448,315
Exercise of warrants	21,965	0	624,000
Proceeds from exercise of finder's warrants	0	0	2,805
Share issue costs	0	(20,370)	(368,215)
Net cash provided by financing activities	106,965	729,630	4,706,905
Effect of exchange rate changes on cash	(14,791)	(20,007)	8,065
Change in cash for the year	(501,971)	224,498	50,613
Cash, beginning of the year	637,174	412,676	362,063
Cash, end of the year	$ 135,203	$ 637,174	$ 412,676